OTHER BORROWED FUNDS	12 Months Ended
Dec. 31, 2010
Short Term Debt Other Disclosures [Abstract]
OTHER BORROWED FUNDS

NOTE 22: OTHER BORROWED FUNDS

Included in other borrowed funds are facilities with a maturity of one year or less. These borrowings had a balance of EUR 310,784 thousand and EUR 1,111,663 thousand in 2009 and 2010, respectively.

On December 2, 2010, Finansbank signed a dual tranche term loan facility amounting to USD 333 million and EUR 352 million with a one year maturity. Interest is paid quarterly and set at LIBOR plus 0.7%.

The weighted average interest rate of other borrowed funds was 4.31% and 2.29% in 2009 and 2010 respectively.